HSBC FUNDS

HSBC RadiantESG U.S. Smaller Companies Fund

HSBC RadiantESG U.S. Smaller Companies Fund (Class I)

(together, the “Fund”)

Supplement dated October 12, 2023

to the Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2023, as supplemented to date

Upon the recommendation of HSBC Global Asset Management (USA) Inc. (the “Adviser”), the Board of Trustees of HSBC Funds (the “Trust”) has approved a change to the Fund’s name. In anticipation of a change in the name of the Fund’s current subadviser, the Fund’s name will change to “HSBC Radiant U.S. Smaller Companies Fund.” The name change will not result in any change to the Fund’s investment objective or principal investment strategy, including its policy to invest at least 80% of its net assets in U.S. equity securities of small and mid-cap companies that meet the subadviser’s fundamental and environmental, social, and governance criteria.

Additionally, upon the recommendation of the Adviser, the Board of Trustees of the Trust has approved: (i) accelerating the automatic conversion of Class C Shares into Class A Shares of the Fund; and (ii) the elimination of the front-end sales charges for Class A Shares of the Fund.

These changes will take effect on October 27, 2023, or on such later date as the officers of the Trust determine (the “Effective Date”).

Effective immediately, the Fund will no longer sell Class C Shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into the Fund from other funds of the Trust. Investors may continue to redeem shares of the Fund prior to the Effective Date. Investors of the Fund may convert their Class C Shares into Class A Shares at any time prior to the Effective Date.

As a result, effective on the Effective Date, the following changes are being made to the Prospectus and SAI:

All references in the Prospectus and SAI to the “HSBC RadiantESG U.S. Smaller Companies Fund,” “HSBC RadiantESG U.S. Smaller Companies Fund (Class I)” and “HSBC RadiantESG U.S. Smaller Companies Portfolio” are replaced with “HSBC Radiant U.S. Smaller Companies Fund,” “HSBC Radiant U.S. Smaller Companies Fund (Class I)” and “HSBC Radiant U.S. Smaller Companies Portfolio,” respectively.

All references to Class C Shares of the Fund are eliminated.

All references to a sales charge for Class A Shares of the Fund are eliminated.

The new name of the Fund’s current subadviser, Radiant Global Investors LLC, will be effective on or about October 31, 2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS AND SAI FOR FUTURE REFERENCE.

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HSBC FUNDS

HSBC U.S. Government Money Market Fund

HSBC U.S. Treasury Money Market Fund

HSBC ESG Prime Money Market Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated October 12, 2023

to the Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2023, as supplemented to date

Upon the recommendation of HSBC Global Asset Management (USA) Inc. (the “Adviser”), the Board of Trustees of HSBC Funds (the “Trust”) has approved: (i) the conversion of the outstanding Class A Shares of the HSBC U.S. Government Money Market Fund (the “Government Fund”) into Class D Shares of that Fund; (ii) the termination of Class C Shares of the Government Fund and HSBC U.S. Treasury Money Market Fund (the “Treasury Fund”); and (iii) the redesignation of Class D Shares of the Funds as “Class A Shares”. These changes will take effect on October 27, 2023, or on such later date as the officers of the Trust determine (the “Effective Date”).

Effective immediately, the Government and Treasury Funds will no longer sell Class A Shares or Class C Shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into each Fund from other funds of the Trust. Investors may continue to redeem shares of each Fund prior to the Effective Date. Investors of the Government Fund may convert their Class A Shares to Class D Shares, at any time prior to the Effective Date.

As a result, effective on the Effective Date, the following changes are being made to the Prospectus and SAI:

All references to Class C Shares of the Government and Treasury Funds are eliminated.

All references to the current Class A Shares of the Government and Treasury Funds are eliminated.

All references to Class D Shares of the Funds are revised to refer to “Class A Shares”.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS AND SAI FOR FUTURE REFERENCE.

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